Label	Element	Value
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

July 30, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020 (as revised June 11, 2021).

Includes:

•  PACE® Strategic Fixed Income Investments

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments (each, a "fund" and together, the "funds"), each a series of PACE Select Advisors Trust ("Trust"). At the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, effective as of August 1, 2021.

Effective as of August 1, 2021, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 58 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The section captioned "PACE International Emerging Markets Equity Investments Fund Summary" and sub-captioned "Example" on page 58 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes administration fee of 0.10%)	rr_Component3OtherExpensesOverAssets	0.47%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.45%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,447
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes administration fee of 0.10%)	rr_Component3OtherExpensesOverAssets	0.40%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	747
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,662

[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2021, 1.55% for Class A and 1.30% for Class Y. Effective August 1, 2021, the expense caps are 1.45% for Class A and 1.20% for Class Y. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.